Accrued liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Accrued Liabilities

(EUR thousand)	As of March 31
Accrued liabilities	2025	2024
Salaries and related items	33,463	29,579
Interest on external loans	5,030	3,477
Auditors, lawyers and consultants	5,138	4,238
Rent	471	1,924
IT Contracts	2,879	3,353
Other	4,198	6,143
Total	51,179	48,714